GOODWILL AND INTANGIBLES - Identifiable intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount, Finite-Lived	$ 63,700	$ 60,927
Accumulated Amortization	$ (33,916)	(32,260)
Trade name
Schedule of Intangible Assets [Line Items]
Weighted-Average Remaining Life (Years)	7 years 2 months 12 days
Gross Carrying Amount, Finite-Lived and Indefinite-Lived	$ 21,370	23,165
Accumulated Amortization	$ (6)	(14)
Customer relationships
Schedule of Intangible Assets [Line Items]
Weighted-Average Remaining Life (Years)	3 months 18 days
Gross Carrying Amount, Finite-Lived	$ 18,299	19,082
Accumulated Amortization	$ (17,643)	(17,272)
Computer software
Schedule of Intangible Assets [Line Items]
Weighted-Average Remaining Life (Years)	10 years
Gross Carrying Amount, Finite-Lived	$ 24,031	18,680
Accumulated Amortization	$ (16,267)	$ (14,974)